CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	$ 2,643,000	$ 1,879,000	$ 871,000
Changes in operating assets and liabilities:
Net cash used in operating activities	20,400,000
Cash flows from financing activities:
Cash, cash equivalents and restricted cash, beginning of year	3,013	7,003
Cash, cash equivalents and restricted cash, end of year	18,618	3,013	7,003
Supplemental disclosure of non-cash financing activity:
Conversion of debt to preferred stock
Airspan [Member]
Cash flows from operating activities:
Net Income	(25,643,000)	(51,981,000)	(35,292,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,640,000	4,458,000	2,994,000
Foreign exchange loss (gain) on long-term debt	26,000	(4,000)	(15,000)
Share-based compensation expense	2,643,000	1,879,000	871,000
Loss on disposal of property, plant and equipment	3,000	17,000	0
Bad debt expense	5,000	62,000	752,000
Total adjustments	7,317,000	6,412,000	4,602,000
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(31,345,000)	(11,632,000)	748,000
Decrease in inventory	5,123,000	7,891,000	2,851,000
Decrease in prepaid expenses and other current assets	483,000	16,991,000	5,329,000
(Decrease) increase in accounts payable	12,012,000	(3,111,000)	895,000
(Decrease) increase in deferred revenue	(2,514,000)	5,253,000	(29,117,000)
(Decrease) increase in other accrued expenses	5,104,000	894,000	(1,289,000)
Decrease (increase) in other operating assets	(380,000)	(261,000)	377,000
(Decrease) increase in other long-term liabilities	5,889,000	(1,392,000)	1,759,000
Accrued interest on long-term debt	3,587,000	2,706,000	450,000
Net cash used in operating activities	(20,367,000)	(28,230,000)	(48,687,000)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,226,000)	(2,673,000)	(1,912,000)
Acquisition of business, net of cash acquired			(841,000)
Net cash used in investing activities	(2,226,000)	(2,673,000)	(2,753,000)
Cash flows from financing activities:
(Repayments of) borrowings under line of credit, net	(1,993,000)	(3,867,000)	9,310,000
Borrowings under (repayments of) subordinated convertible debt	0	23,000,000	(412,000)
Borrowings under senior term loan	6,005,000	0	0
Borrowings under other long-term debt	2,073,000	0	0
Proceeds from the sale of Series F and F-1 stock, net	0	7,780,000	34,876,000
Proceeds from the sale of Series G stock, net	21,913,000	0	0
Proceeds from the sale of Series H stock, net	8,074,000	0	0
Proceeds from the issuance of Series H warrants	2,126,000	0	0
Net cash provided by financing activities	38,198,000	26,913,000	43,774,000
Net increase (decrease) in cash, cash equivalents and restricted cash	15,605,000	(3,990,000)	(7,666,000)
Cash, cash equivalents and restricted cash, beginning of year	3,013,000	7,003,000	14,669,000
Cash, cash equivalents and restricted cash, end of year	18,618,000	3,013,000	7,003,000
Supplemental disclosures of cash flow information
Cash paid for interest	6,363,000	5,761,000	2,902,000
Cash received from R&D tax credit refunds, net of cash paid for income taxes	241,000	446,000	127,000
Operating cash flows from operating leases	2,857,000	2,511,000	0
Right-of-use assets obtained in exchange for operating lease obligations	0	2,775,000	0
Payment of merger consideration by issuing Class B common stock with a fair value	0	0	6,663,000
Payment of merger consideration utilizing line of credit	0	0	15,000,000
Payment of merger consideration by issuing replacement stock options with a fair value	0	0	227,000
Supplemental disclosure of non-cash financing activity:
Issuance of preferred stock upon conversion of debt	23,571,000	0	0
Conversion of debt to preferred stock	(23,571,000)
Issuance of Class B common stock at fair value in connection with the Mimosa acquisition	0	0	6,663,000
Assignment of line of credit to new lender under Senior term loan	$ 32,940,000	$ 0	$ 0